PIMCO Short-Term Portfolio N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	N-1A
Amendment Flag	false
Registrant Name	PIMCO Variable Insurance Trust
Entity Central Index Key	0001047304
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 30, 2026